Income taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income taxes
Schedule of income tax (expense) benefit

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Current taxes
Federal	$—	$—	$—	$—
State	—	—	—	—
Deferred taxes
Federal	17,055	22,254	30,847	24,528
State	369	886	1,334	1,209

Income tax expense	$17,424	$23,140	$32,181	$25,737

(in thousands)	2011	2010	2009
Current taxes
Federal	$—	$—	$—
State	—	—	—
Deferred taxes
Federal	(58,727)	27,345	69,046
State	(647)	(1,533)	4,960

Income tax (expense) benefit	$(59,374)	$25,812	$74,006

Schedule of reconciliation of income tax (expense) benefit computed by applying the federal income tax rate of 34% to pre-tax income from operations

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Income tax expense computed by applying the statutory rate	$16,456	$21,832	$30,393	$24,303
State income tax, net of federal tax benefit and increase in valuation allowance	1,395	1,478	1,900	1,189
Income from non-taxable entity	—	(6)	—	(16)
Non-deductible compensation	275	187	655	287
Change in valuation allowance	1	193	2	2
Other items	(703)	(544)	(769)	(28)

Income tax expense	$17,424	$23,140	$32,181	$25,737

(in thousands)	2011	2010	2009
Income tax (expense) benefit computed by applying the statutory rate	$(56,076)	$(20,548)	$87,891
State income tax, net of federal tax benefit and increase in valuation allowance	(2,530)	(1,118)	3,110
Income from non-taxable entity	30	48	61
Non-deductible compensation	(2,078)	(418)	(482)
Valuation allowance	660	47,888	(16,476)
Other items	620	(40)	(98)

Income tax (expense) benefit	$(59,374)	$25,812	$74,006

Schedule of significant components of deferred tax assets

(in thousands)	June 30, 2012	December 31, 2011
Derivative financial instruments	$(3,526)	$3,551
Oil and natural gas properties and equipment	(119,354)	(87,138)
Net operating loss carry-forward	186,222	180,740
Other	705	(926)

	64,047	96,227
Valuation allowance	(650)	(649)

Net deferred tax asset	$63,397	$95,578

(in thousands)	2011	2010
Derivative financial instruments	$3,551	$10,862
Oil and natural gas properties and equipment	(87,138)	(59,854)
Net operating loss carry-forward	180,740	207,427
Other	(926)	(2,174)

	96,227	156,261
Valuation allowance	(649)	(1,309)

Net deferred tax asset	$95,578	$154,952

Schedule of net deferred tax assets and liabilities as classified in the consolidated balance sheets

(in thousands)	June 30, 2012	December 31, 2011
Deferred tax asset	$64,903	$95,578
Deferred tax liability	1,506	—

Net deferred tax assets	$63,397	$95,578

(in thousands)	2011	2010
Deferred tax asset	$95,578	$154,952
Deferred tax liability	—	—

Net deferred tax assets	$95,578	$154,952